Consolidated VIEs and Noncontrolling Interests - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended						3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 02, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 30, 2017	Mar. 31, 2021	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2020	Aug. 31, 2019	Feb. 28, 2019	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2020	Sep. 17, 2020	Apr. 30, 2020	Oct. 31, 2019	Oct. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Distributions to the noncontrolling interest holders																$ 315,015	$ 317,264	$ 40,000
Proceeds from sale of investments															$ 8,319	1,088,876	1,172,860	16,599	$ 2,202
Sale of equity method investments amount held back									$ 15,000
Redemption payments to noncontrolling interest holders																315,015	319,860	40,000
Construction agreement amount									200,000
Investments received, amount						$ 0
Shares issued, value
Equity method investment						0
Loss on deconsolidation																	(153,045)
Noncontrolling interests			$ 322,185									5,998			5,998		1,862	322,185
Goodwill on deconsolidation			698,416	$ 681,017								678,668			678,668		679,351	698,416	681,017
Increase to additional paid in capital on goodwill retained	$ 28,700
Shares issued fair value																								$ 19.19
Accumualted other comprehensive income, noncontrolling interest			$ (4,374,712)	$ (2,458,576)		(9,145,690)			(4,782,049)			(9,958,998)		$ (5,692,452)	(9,958,998)	(5,692,452)	(7,671,923)	$ (4,374,712)	$ (2,458,576)	$ (1,302,451)
Escrow and Construction Agreement [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Construction agreement amount									200,000
Revenue recognized												17,700		7,400	22,900	11,000	61,600
424 Fifth Property [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Assets sold, gross purchase price									978,100
Cash proceeds from sale of assets									930,200
Proceeds from sale of equity method investments						$ 10,000
Impairment of intangible assets														53,700	53,700
Impairment loss on assets sold																	53,700
424 Fifth Property [Member] | Land [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Assets sold, gross purchase price									356,500
424 Fifth Property [Member] | Building [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Assets sold, gross purchase price									$ 653,800
WW Caesar Member LLC [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of noncontrolling interest			67.00%															67.00%
Distributions to the noncontrolling interest holders								$ 6,600
Proceeds from sale of investments								8,600
Legal fees paid								$ 300
Gain on the sale investment																	5,000
Noncontrolling interests			$ 6,500															$ 6,500
424 Fifth Venture [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Lease property, term									20 years
Lease property, lease guarantee									$ 1,200,000
424 Fifth Venture [Member] | 424 Fifth Property [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Acquisition of real estate investment											$ 852,800
Acquisition of real estate investment, Land acquired											356,500
Acquisition of real estate investment, Building acquired											$ 496,300
Payments for sale of productive assets									128,000
Redemption payments to noncontrolling interest holders									315,000
Redemption payments to noncontrolling interest holders, Return of capital									272,200
Redemption payments to noncontrolling interest holders, Return on capital									$ 42,800
Creator Fund [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of noncontrolling interest				99.99%															99.99%
Creator Awards Production Services Reimbursement Obligation Payable			21,600															$ 21,600
China Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																					21.60%
Investments received, amount	26,300
Percentage of ownership																					21.60%
Ordinary shares issued to consultant																			2,000,000
Conversion of debt to common stock		$ 191,100
Equity method investment	26,300
Loss on deconsolidation	153,000
Noncontrolling interests	(22,600)
Net assets carrying value	156,700
Goodwill on deconsolidation	344,300
Increase to additional paid in capital on goodwill retained	28,700
China Co [Member] | Naked Hub Holdings Ltd [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares issued for acquisition																		45,757,777
Short-term loan used for acquisition							$ 25,000
Obligation for reimbursement on shares issued for acquisition			$ 191,100	$ 14,700														$ 191,100	$ 14,700
China Co [Member] | Series A Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued, value												$ 500,000			$ 500,000					$ 500,000
Shares issued, price per share												$ 10.00			$ 10.00					$ 10.00
Shares issued, liquidation preference												$ 10.00			$ 10.00					$ 10.00
China Co [Member] | Series B Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued, value				$ 500,000								$ 500,000			$ 500,000				$ 500,000
Shares issued, price per share				$ 18.319								$ 18.319			$ 18.319				$ 18.319
Shares issued, liquidation preference				$ 18.319								$ 18.319			$ 18.319				$ 18.319
Pacific Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Noncontrolling interests												$ 92,800			$ 92,800		92,800
Fair value of common stock												280,300			280,300		280,300
Adjustments to additional paid in capital, noncontrolling interest															187,500		187,500
Pacific Co [Member] | AOCI Attributable to Noncontrolling Interest [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Accumualted other comprehensive income, noncontrolling interest												10,400			10,400		$ 10,400
WeWork Capital Advisors LLC [Member] | WPI Fund [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest			50.00%							50.00%								50.00%
Percentage of ownership			50.00%							50.00%								50.00%
WeWork Capital Advisors LLC [Member] | 424 Fifth Venture [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of noncontrolling interest									17.20%
WeWork Capital Advisors LLC [Member] | China Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																	19.70%
Investments received, amount																	$ 26,300
Percentage of ownership																	19.70%
Conversion of debt to common stock		$ 42,000
Preferred stock liquidation preference	25,000
Equity method investment																	$ 26,300
Goodwill on deconsolidation	315,600
Affiliates of Rhône [Member] | WPI Fund [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest			50.00%							50.00%								50.00%
Percentage of ownership			50.00%							50.00%								50.00%
Another Investor [Member] | 424 Fifth Venture [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest									38.00%
Percentage of ownership									38.00%
WPI Fund [Member] | 424 Fifth Venture [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest									44.80%
Percentage of ownership									44.80%
SoftBank Group Capital Limited [Member] | Creator Fund [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																						99.99%
Investments received, amount																						$ 72,400
Percentage of ownership																						99.99%
Contributions received for investments												0			$ 0		$ 200	$ 27,400
Equity method investment																						$ 72,400
Trustbridge Partner [Member] | China Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																	21.60%
Percentage of ownership																	21.60%
Preferred stock liquidation preference	100,000
Trustbridge Partner [Member] | China Co [Member] | Initial Investment Closing [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																	50.50%
Percentage of noncontrolling interest																	21.60%
Percentage of ownership																	50.50%
Total gross proceeds from issuance of new series	100,000
Preferred stock liquidation preference																	$ 100,000
Trustbridge Partner [Member] | China Co [Member] | Second Investment Closing [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																	55.00%
Percentage of ownership																	55.00%
Total gross proceeds from issuance of new series	$ 100,000
Preferred stock liquidation preference																	$ 200,000
Affiliate Of SBG [Member] | Japan Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																				50.00%
Percentage of ownership																				50.00%
Aggregate contribution on shares issued																				$ 500,000
Proceeds from issuance of stock			$ 100,000	$ 300,000									$ 100,000					100,000	$ 300,000
Affiliate Of SBG [Member] | Pacific Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued, value																				$ 500,000
Shares issued, price per share																				$ 10.00
Shares issued, liquidation preference																				$ 10.00					$ 11.60
Total gross proceeds from issuance of new series					$ 200,000					$ 100,000							100,000		100,000
Shares issuable for consolidation																									34,482,759
Shares issued									34,482,759
Shares issued fair value																							$ 8.13
Affiliate Of SBG [Member] | Pacific Co [Member] | Series A1 Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued, value																				$ 500,000
Shares issued, price per share																				$ 10.00
Shares issued, liquidation preference																				$ 10.00
Total gross proceeds from issuance of new series							$ 100,000										$ 100,000	$ 100,000	$ 100,000	$ 200,000
Affiliate Of SBG [Member] | Pacific Co [Member] | Series H1 Or H2 Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued, liquidation preference																									$ 11.60
Shares issuable for consolidation																									34,482,759
Affiliate Of SBG [Member] | Pacific Co [Member] | Series H1 Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued						34,482,759
Shares issued fair value																							$ 8.13
WeCap Manager [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of noncontrolling interest exchanged										20.00%
WeCap Manager [Member] | Maximum [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of interest distributions received																	85.00%	85.00%
WeCap Manager [Member] | Minimum [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of interest distributions received															50.00%		50.00%
WeCap Manager [Member] | WeWork Capital Advisors LLC [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest										80.00%
Management fee income, classified as other revenue												$ 3,400		$ 3,300	$ 7,000	$ 7,700	$ 24,900	$ 10,700
Percentage of ownership										80.00%